Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Gross	$ 14,089	$ 7,589
Accumulated Amortization	(2,938)	(2,302)
Net	11,151	5,287
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Gross	7,289	7,289
Accumulated Amortization	(2,644)	(2,238)
Net	4,645	5,051
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross	6,400	300
Accumulated Amortization	(195)	(64)
Net	$ 6,205	236
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	2 years
Gross	$ 100
Accumulated Amortization	(14)
Net	$ 86
Backlog [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	1 year
Gross	$ 300
Accumulated Amortization	(85)
Net	$ 215
Minimum [Member] | Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	7 years
Minimum [Member] | Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Maximum [Member] | Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Maximum [Member] | Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	15 years